UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)

September 30, 2013

Shares	Description (1)				Value
	LONG-TERM INVESTMENT - 142.0% (96.7% of Total Investments)
	Real Estate Investment Trust Common Stocks - 88.7% (60.4% of Total Investments)
	Diversified - 5.4%
96,630	Colonial Properties Trust				$ 2,173,209
199,100	Duke Realty Corporation				3,074,104
123,660	Vornado Realty Trust				10,394,860
	Total Diversified				15,642,173
	Industrial - 6.7%
507,547	Prologis Inc.				19,093,918
	Office - 10.5%
63,600	Alexandria Real Estate Equities Inc.				4,060,860
404,840	BioMed Realty Trust Inc.				7,525,976
68,050	Boston Properties, Inc.				7,274,545
210,400	Douglas Emmett Inc.				4,938,088
39,750	Kilroy Realty Corporation				1,985,513
50,300	SL Green Realty Corporation				4,468,652
	Total Office				30,253,634
	Residential - 17.7%
361,920	Apartment Investment & Management Company, Class A				10,112,045
95,488	AvalonBay Communities, Inc.				12,135,570
336,370	Equity Residential				18,019,340
21,250	Essex Property Trust Inc.				3,138,625
310,080	UDR Inc.				7,348,896
	Total Residential				50,754,476
	Retail - 23.8%
219,950	Developers Diversified Realty Corporation				3,455,415
23,800	Federal Realty Investment Trust				2,414,510
518,699	General Growth Properties Inc.				10,005,704
240,050	Kimco Realty Corporation				4,844,209
179,627	Macerich Company				10,138,148
89,060	Regency Centers Corporation				4,306,051
193,249	Simon Property Group, Inc.				28,645,298
33,150	Taubman Centers Inc.				2,231,327
84,650	Weingarten Realty Trust				2,482,785
	Total Retail				68,523,447
	Specialized - 24.6%
47,050	Extra Space Storage Inc.				2,152,538
353,160	Health Care Property Investors Inc.				14,461,901
109,370	Health Care REIT, Inc.				6,822,501
109,000	Hospitality Properties Trust				2,709,740
550,225	Host Hotels & Resorts Inc.				9,722,476
84,337	Public Storage, Inc. (2)				13,540,304
50,000	Public Storage, Inc.				1,139,500
230,850	RLJ Lodging Trust				5,422,667
346,500	Sunstone Hotel Investors Inc.				4,414,410
167,840	Ventas Inc.				10,322,160
	Total Specialized				70,708,197
	Total Real Estate Investment Trust Common Stocks (cost $194,674,859)				254,975,845

Shares	Description (1)	Coupon		Ratings (3)	Value
	Convertible Preferred Securities - 7.4% (5.0% of Total Investments)
	Office - 2.5%
340,306	CommonWealth REIT	6.500%		Ba1	$ 7,122,605
	Specialized - 4.9%
246,000	Health Care REIT, Inc.	6.500%		Baa3	14,157,300
	Total Convertible Preferred Securities (cost $19,747,447)				21,279,905

Shares	Description (1)	Coupon		Ratings (3)	Value
	Real Estate Investment Trust Preferred Stocks - 45.9% (31.3% of Total Investments)
	Diversified - 6.5%
156,000	Duke Realty Corporation, Series K	6.500%		Baa3	$ 3,689,400
111,000	PS Business Parks, Inc.	6.450%		Baa2	2,543,010
222,014	Vornado Realty Trust	6.875%		BBB-	5,583,651
134,500	Vornado Realty Trust	6.625%		BBB-	3,273,730
70,000	Vornado Realty Trust	5.700%		BBB-	1,456,000
103,000	Vornado Realty Trust	5.400%		BBB-	2,053,820
	Total Diversified				18,599,611
	Industrial - 1.0%
114,700	Terreno Realty Corporation	7.750%		N/R	2,848,001
	Office - 9.2%
40,000	Brandywine Realty Trust, Series D	6.900%		Ba1	989,200
144,550	CommomWealth REIT	7.250%		Ba1	3,314,532
12,359	Highwoods Properties, Inc., Series A, (8)	8.625%		Baa3	14,552,723
303,000	Hudson Pacific Properties Inc.	8.375%		N/R	7,696,200
	Total Office				26,552,655
	Retail - 21.9%
594,000	CBL & Associates Properties Inc.	7.375%		BB	14,838,119
26,750	DDR Corporation	6.500%		Ba1	589,035
449,650	General Growth Properties	6.375%		B	9,878,811
50,964	Glimcher Realty Trust, Series G	8.125%		B1	1,280,216
95,000	Glimcher Realty Trust	6.875%		B1	2,208,750
158,000	Inland Real Estate Corporation	8.125%		N/R	4,043,220
29,000	Kimco Realty Corporation	6.900%		Baa2	723,550
239,200	Kimco Realty Corporation	6.000%		Baa2	5,248,048
175,000	Regency Centers Corporation	6.625%		Baa3	4,095,000
61,120	Saul Centers, Inc.	8.000%		N/R	1,582,397
144,000	Saul Centers, Inc.	6.875%		N/R	3,375,360
374,200	Taubman Centers Incorporated, Series K	6.250%		N/R	8,367,111
62,650	Taubman Centers Incorporated, Series J	6.500%		N/R	1,486,058
30,700	Urstadt Biddle Properties	7.125%		N/R	734,958
185,702	Weingarten Realty Trust	6.500%		Baa3	4,492,131
	Total Retail				62,942,764
	Specialized - 7.3%
50,000	Public Storage, Inc.	6.500%		A	1,262,000
328,150	Public Storage, Inc.	6.350%		A	8,079,053
47,000	Public Storage, Inc.	5.200%		A3	950,340
139,400	Strategic Hotel Capital Inc., Series B	8.250%		N/R	3,196,442
292,950	Strategic Hotel Capital Inc., Series C	8.250%		N/R	6,696,837
40,000	Ventas Realty LP	5.450%		Baa1	862,000
	Total Specialized				21,046,672
	Total Real Estate Investment Preferred Stocks (cost $136,043,653)				131,989,703
	Total Long-Term Investments (cost $350,465,959)				408,245,453

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 4.8% (3.3% of Total Investments)
$ 13,796	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $13,795,858, collateralized by $11,875,000 U.S. Treasury Bonds, 4.625%, due 2/15/40, value $14,071,875	0.000%	10/1/13		$ 13,795,858
	Total Short-Term Investments (cost $13,795,858)				13,795,858
	Total Investments (cost $364,261,817) - 146.8%				422,041,311
	Borrowings - (43.0)% (4), (5)				(123,500,000)
	Other Assets Less Liabilities - (3.8)% (6)				(11,118,265)
	Net Assets Applicable to Common Shares - 100%				$ 287,423,046

Investments in Derivatives as of September 30, 2013

Swaps Outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Recieve		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation) (6)
JPMorgan	$ 20,727,500	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/11	3/29/14	$ (127,038)
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/1/14	12/1/18	886,639
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/1/14	12/1/20	1,695,511
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(942,719)
	$ 112,977,000							$ 1,512,393

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$ 254,975,845	$–	$–	$ 254,975,845
Convertible Preferred Securities	21,279,905	–	–	21,279,905
Real Estate Investment Trust Preferred Stocks	117,436,980	14,552,723	–	131,989,703
Short-Term Investments:
Repurchase Agreements	–	13,795,858	–	13,795,858
Derivatives:
Swaps*	–	1,512,393	–	1,512,393
Total	$ 393,692,730	$29,860,974	$–	$ 423,553,704

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $367,794,237.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation				$ 66,186,139
Depreciation				(11,939,065)

Net unrealized appreciation (depreciation) of investments				$ 54,247,074

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in deriviatives.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Borrowings as a percentage of Total Investments is 29.3%.
(5)

The fund may pledge upnto 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $257,153,178 have been pledged as collateral for Brrowings.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(7)	Effective Date represents the data on which both the Fund and the Counterparty commence interest payment accruals on each swap contract.
(8)	For fair value disclosure purposes, Real Estate Investment Trust Preferred Stocks classified as Level 2.
REIT	REIT Real Estate Investment Trust.
USD-LIBOR	USD-LIBOR United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013